Nedbank Revolving Credit Facility (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Opening balance	$ 2,060.1
Loans advanced	463.9		3,177.7		936.3
Closing balance	1,910.9		2,060.1
R1,500 million Nedbank revolving credit facility
Debt Instrument [Line Items]
Opening balance	145.1	[1]
Loans advanced			155.5
Translation adjustment	(15.3)		(10.4)
Closing balance	$ 129.8	[1]	$ 145.1	[1]

[1]	R1,500 million Nedbank revolving credit facility On March 1, 2013, Nedbank, GFIJVH and GFO entered into a R1,500 million revolving credit facility. The purpose of the facility is to fund Gold Fields' capital expenditure and general corporate and working capital requirements. The final maturity date of this facility is March 7, 2018. The facility bears interest at JIBAR plus a margin of 2.50% per annum. The borrowers are required to pay a commitment fee of 0.85% per annum every six months on the undrawn amount. On March 8, 2013, each of GFO and GFIJVH drew down $37.7 million under this facility. On each of June 10, 2013 and September 10, 2013, each of GFO and GFIJVH drew down an additional $17.2 million and $22.8 million, respectively, under this facility. The outstanding balance under this facility at December 31, 2014 was $129.8 million (December 2013, 31: $145.1 million). Borrowings under the facility are guaranteed by Gold Fields, GFO, GFH, Orogen and GFIJVH. December 31, 2014 December 31, 2013 Opening balance 145.1 - Loans advanced - 155.5 Translation adjustment (15.3) (10.4) Closing balance 129.8 145.1